SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0	$ 0
Right of use assets	30,000	39,000
Operating lease liabilities	$ 30,000	$ 39,000
Operating lease, liability, statement of financial position	us:gaap_OperatingLeaseLiability	us:gaap_OperatingLeaseLiability